Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Deficit (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 26		$ 319
Exercise Of Warrants [Member]
Class Of Warrants Or Rights Exercised During The Period Units				3,207,974
Series D Three Redeemable Convertible Preferred Stock [Member] | Exercise Of Redeemable Convertible Preferred Stock Warrants [Member]
Class Of Warrants Or Rights Exercised During The Period Units				63,158
Series E Two Redeemable Convertible Preferred Stock Warrants [Member] | Warrants Convertible Into Redeemable Convertible Preferred Stock [Member]
Class Of Warrants Or Rights Exercised During The Period Units				6,706,750
Series E Two Redeemable Convertible Preferred Stock Warrants [Member] | Exercise Of Redeemable Preferred Stock Warrants [Member]
Class Of Warrants Or Rights Exercised During The Period Units		77,597	77,597
Series E Convertible Redeemable Preferred Stock [Member] | Exercise Of Redeemable Preferred Stock Warrants [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 26
Series E Three Redeemable Convertible Preferred Stock [Member] | Exercise Of Redeemable Convertible Preferred Stock Warrants [Member]
Class Of Warrants Or Rights Exercised During The Period Units	248,877	995,924	995,924
Series B Redeemable Convertible Preferred Stock Warrants [Member] | Exercise Of Redeemable Convertible Preferred Stock Warrants [Member]
Class Of Warrants Or Rights Exercised During The Period Units	96,831